AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2018

FILE NO. 002-86082

FILE NO. 811-03833-01

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 105

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 106

MAINSTAY VP FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE,

NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT’S TELEPHONE NUMBER: (212) 576-7000

Copy to:

J. Kevin Gao, Esq. MainStay VP Funds Trust 30 Hudson Street Jersey City, NJ 07302	Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and that it has duly caused this Post-Effective Amendment No. 105 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City in the State of New Jersey, on the 21st day of December, 2018.

MAINSTAY VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 105 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 21, 2018.

SIGNATURE	TITLE

/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ David H. Chow*	Trustee
David H. Chow

/s/ Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document